Note B - Factoring	12 Months Ended
Dec. 31, 2012
Factoring [Text Block]
Factoring [Text Block]

NOTE B—FACTORING

Due from factor consisted of the following as of December 31:

	Original Invoice Value	Factored Amount	Factored Balance due
Year Ended December 31, 2012
Factored accounts receivable	$744,315	$554,411	$189,904
Year Ended December 31, 2011
Factored accounts receivable	$-	$-	$-

As of December 2011, the Company entered into a 24 month accounts receivable factoring arrangement with a financial institution (the “Factor”). Pursuant to the terms of the arrangement, the Company, from time to time shall sell to the Factor certain of its accounts receivable balances on a non-recourse basis for credit approved accounts. The Factor shall then remit 75% of the accounts receivable balance to the Company (the “Advance Amount”), with the remaining balance, less fees to be forwarded to the Company once the Factor collects the full accounts receivable balance from the customer. Factoring fees range from 2.75% to 15% of the face value of the invoice factored, and are determined by the number of days required for collection of the invoice.